Fees Summary	Feb. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,580,000.00
Previously Paid Amount	0.00
Total Fee Amount	218.20
Total Offset Amount	0.00
Net Fee	218.20
Narrative - Max Aggregate Offering Price	$ 1,580,000.00
Final Prospectus	true